Not FDIC Insured May Lose Value No Bank Guarantee
325-Q3PH
See Notes to Statement of Investments.

Statement of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Statement of Investments 15

Templeton Global Investment Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Global Balanced Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

.
a a Industry Shares a Value
a
Common Stocks 60.5%
Belgium 0.2%
a
Galapagos NV .................. Biotechnology 26,604 $ 1,395,748
a
China 3.2%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 521,700 9,658,661
a,b
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 58,700 626,483
a
New Oriental Education & Technology
Group, Inc. .................... Diversified Consumer Services 1,064,000 2,094,697
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 19,590 3,837,093
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 4,114,500 4,039,215
20,256,149
France 0.6%
Dassault Aviation SA .............. Aerospace & Defense 34,540 3,882,443
Germany 2.6%
a
Continental AG .................. Auto Components 32,227 3,498,368
Deutsche Boerse AG .............. Capital Markets 26,211 4,252,987
E.ON SE ....................... Multi-Utilities 353,866 4,318,997
Siemens AG .................... Industrial Conglomerates 27,545 4,504,819
a
Vitesco Technologies Group AG ..... Auto Components 245 14,473
16,589,644
Hong Kong 1.6%
AIA Group Ltd. .................. Insurance 870,400 10,013,372
India 1.5%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 248,705 9,198,740
Ireland 0.7%
a
Ryanair Holdings plc, ADR ......... Airlines 39,400 4,336,364
a
Japan 4.1%
Hitachi Ltd. ..................... Industrial Conglomerates 149,300 8,832,694
Honda Motor Co. Ltd. ............. Automobiles 223,400 6,868,168
Seria Co. Ltd. ................... Multiline Retail 159,500 5,574,946
Toyota Industries Corp. ............ Auto Components 57,600 4,739,321
26,015,129
Luxembourg 0.6%
ArcelorMittal SA ................. Metals & Mining 117,672 3,602,094
Netherlands 1.5%
NN Group NV ................... Insurance 93,011 4,871,916
SBM Offshore NV ................ Energy Equipment & Services 263,332 4,694,525
9,566,441
Singapore 0.5%
a
Wheels Up Experience, Inc. ........ Airlines 439,500 2,896,305
a
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 155,540 9,640,401

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Spain 0.6%
a
Amadeus IT Group SA ............ IT Services 61,448 $ 4,041,373
a
Switzerland 0.7%
Adecco Group AG ................ Professional Services 81,279 4,073,199
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 584,300 12,094,311
United Kingdom 9.9%
a
Allfunds Group plc ................ Capital Markets 182,800 3,552,951
AstraZeneca plc ................. Pharmaceuticals 44,865 5,406,426
a
Compass Group plc .............. Hotels, Restaurants & Leisure 213,791 4,371,790
Diageo plc ..................... Beverages 262,604 12,712,559
Imperial Brands plc ............... Tobacco 185,176 3,872,830
a
Informa plc ..................... Media 597,985 4,397,070
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 176,516 12,896,412
Persimmon plc .................. Household Durables 106,242 3,799,317
e
Prudential plc, (HKD Traded) ........ Insurance 35,700 686,179
Prudential plc, (GBP Traded) ........ Insurance 330,400 6,410,839
Travis Perkins plc ................ Trading Companies & Distributors 218,729 4,496,700
62,603,073
United States 28.8%
a
Alphabet, Inc., A ................. Interactive Media & Services 1,813 4,847,092
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 3,623 11,901,700
American Express Co. ............ Consumer Finance 30,100 5,042,653
a
Array Technologies, Inc. ........... Electrical Equipment 307,100 5,687,492
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 43,500 11,872,890
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 4,730 11,228,405
Comcast Corp., A ................ Media 200,124 11,192,935
a
DXC Technology Co. .............. IT Services 243,100 8,170,591
a
F5 Networks, Inc. ................ Communications Equipment 52,400 10,416,072
a
Facebook, Inc., A ................ Interactive Media & Services 35,222 11,953,995
Freeport-McMoRan, Inc. ........... Metals & Mining 52,100 1,694,813
General Dynamics Corp. ........... Aerospace & Defense 24,400 4,783,132
HCA Healthcare, Inc. .............. Health Care Providers & Services 16,500 4,004,880
a,f
Jackson Financial, Inc., A .......... Diversified Financial Services 8,260 214,760
Keurig Dr Pepper, Inc. ............. Beverages 118,100 4,034,296
a
LivaNova plc .................... Health Care Equipment & Supplies 28,800 2,280,672
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 81,600 5,043,696
Medtronic plc ................... Health Care Equipment & Supplies 35,500 4,449,925
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 27,800 1,973,244
a
Sabre Corp. .................... IT Services 188,700 2,234,208
a
Southwest Airlines Co. ............ Airlines 75,000 3,857,250
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 62,700 8,010,552
UnitedHealth Group, Inc. ........... Health Care Providers & Services 38,510 15,047,397
a
Walt Disney Co. (The) ............. Entertainment 54,900 9,287,433
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 69,200 5,965,732
a
Zendesk , Inc. ................... Software 72,918 8,486,926
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 57,100 8,357,156
182,039,897
Total Common Stocks (Cost $312,697,777) .....................................
382,244,683

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,c,g
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,767,566 $ —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,708,327 EUR —
b,c,g
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,408,368 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 25.1%
Argentina 1.8%
h
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 775,934,430 ARS 3,969,196
Index Linked, 1.3%, 9/20/22 ....... 5,647,701 ARS 28,604
Index Linked, 1.4%, 3/25/23 ....... 515,934,767 ARS 2,489,039
Index Linked, 1.45%, 8/13/23 ...... 28,621,229 ARS 137,144
Index Linked, 1.5%, 3/25/24 ....... 444,322,822 ARS 1,973,897
i
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.145%, (ARS
BADLAR + 2%), 4/03/22 ......... 37,519,000 ARS 200,507
Argentina Government Bond ,
18.2%, 10/03/21 ................ 193,279,000 ARS 998,062
16%, 10/17/23 ................. 308,428,000 ARS 938,583
15.5%, 10/17/26 ................ 243,952,000 ARS 481,390
11,216,422
Brazil 0.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 6,510,000 BRL 1,188,341
10%, 1/01/27 .................. 19,590,000 BRL 3,517,121
10%, 1/01/29 .................. 2,780,000 BRL 490,163
10%, 1/01/31 .................. 4,450,000 BRL 767,760
5,963,385
Colombia 1.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 13,704
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 25,557
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 372,162
B, 10%, 7/24/24 ................ 1,738,000,000 COP 509,625
B, 6.25%, 11/26/25 .............. 3,538,000,000 COP 931,038
B, 7.5%, 8/26/26 ............... 26,717,000,000 COP 7,273,012
B, 5.75%, 11/03/27 .............. 2,434,000,000 COP 601,529
9,726,627
Ecuador 1.0%
b
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 2,460,000 2,066,425
Senior Bond, 144A, 0.5%, 7/31/35 .. 6,275,000 4,165,094

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador (continued)
b
Ecuador Government Bond, (continued)
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 $ 348,549
6,580,068
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 72,500
Ghana 1.8%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 5,185,000 GHS 873,316
18.25%, 7/25/22 ................ 8,040,000 GHS 1,366,875
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 66,543
20.75%, 1/16/23 ................ 640,000 GHS 111,852
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 8,439
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 236,203
18.85%, 9/28/23 ................ 1,750,000 GHS 297,960
19.25%, 12/18/23 ............... 580,000 GHS 99,142
19.75%, 3/25/24 ................ 6,470,000 GHS 1,117,826
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 17,078
19%, 11/02/26 ................. 25,220,000 GHS 4,149,475
19.75%, 3/15/32 ................ 18,450,000 GHS 3,113,108
11,457,817
India 2.8%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,167,170
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,250,240
8.2%, 9/24/25 ................. 289,100,000 INR 4,270,243
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,538,088
7.59%, 1/11/26 ................. 369,200,000 INR 5,345,610
7.27%, 4/08/26 ................ 280,500,000 INR 4,018,596
17,589,947
Indonesia 4.3%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 755,252
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 11,339
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 154,312
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,576,131
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 128,277
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,459,862
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,725,304
FR86, 5.5%, 4/15/26 ............ 142,120,000,000 IDR 10,048,443
26,858,920
Mexico 1.4%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 142,830,000 MXN 6,959,637
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,641,243
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 453,198
9,054,078
South Korea 8.2%
Korea Monetary Stabilization Bond,
Senior Note , 0.905%, 4/02/23 ...... 15,660,000,000 KRW 13,132,329

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond ,
2%, 12/10/21 .................. 380,000,000 KRW $ 321,635
2.25%, 9/10/23 ................ 876,000,000 KRW 751,065
3.375%, 9/10/23 ................ 12,173,000,000 KRW 10,657,579
0.875%, 12/10/23 ............... 12,469,000,000 KRW 10,380,972
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,875,771
Senior Note , 1.125%, 6/10/24 ...... 12,125,400,000 KRW 10,109,964
1.375%, 9/10/24 ................ 4,655,400,000 KRW 3,899,962
3%, 9/10/24 ................... 745,000,000 KRW 653,349
51,782,626
Sri Lanka 0.3%
b
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 132,808
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 256,672
Senior Bond, 144A, 6.85%, 11/03/25 600,000 378,564
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 984,928
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 122,588
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 123,116
1,998,676
Supranational 0.5%
j
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 2,952,694
Turkey 0.6%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 17,350,000 TRY 1,887,270
12.2%, 1/18/23 ................ 1,170,000 TRY 124,241
7.1%, 3/08/23 ................. 4,980,000 TRY 489,608
16.2%, 6/14/23 ................ 6,170,000 TRY 683,296
8.8%, 9/27/23 ................. 3,200,000 TRY 310,108
10.4%, 3/20/24 ................ 270,000 TRY 26,257
12.6%, 10/01/25 ................ 2,990,000 TRY 287,235
3,808,015
Total Foreign Government and Agency Securities (Cost $212,700,988) ............
159,061,775
U.S. Government and Agency Securities 0.8%
United States 0.8%
U.S. Treasury Notes ,
1.625%, 2/15/26 ................ 950,000 980,504
2.125%, 5/31/26 ................ 1,210,000 1,276,267
1.625%, 10/31/26 ............... 2,650,000 2,731,984
4,988,755
Total U.S. Government and Agency Securities (Cost $4,961,040) ..................
4,988,755

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $534,749,325) ...............................
546,295,213
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.2%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 2,932,000 AUD 1,752
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 1,107,000 33,859
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.37 MXN, Expires 12/31/21 . 1 3,131,000 48,073
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 2,069,000 40,249
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 975,000 11,312
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 2,189,000 60,850
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 778,000 26,059
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 3,339,000 106,498
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,135,000 37,016
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 465,000 15,165
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,405,000 47,568
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,406,000 42,400
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 1,444,000 90
470,891

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 5,865,000 AUD $ 12,966
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 22,878,000 AUD 471,850
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 5,190,000 AUD 94,521
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 1,667,000 2,912
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 1,477,000 12
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 1,667,000 4,685
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 389,000 1,002
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 456,000 2,503
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 232,000 2,362
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 568,000 5,781
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 20.32 MXN, Expires 12/31/21 . 1 783,000 7,611
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 624,000 3,442
609,647
Total Options Purchased (Cost $1,374,708) .....................................
1,080,538
Short Term Investments 12.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.5%
Argentina 0.2%
h,k
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 56,425,784 ARS 282,515
Index Linked, 4/18/22 ............ 154,693,485 ARS 775,878
Index Linked, 6/30/22 ............ 17,310,353 ARS 94,857
1,153,250

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil 2.7%
k
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 11,220,000 BRL $ 1,663,032
7/01/24 ...................... 52,870,000 BRL 7,459,860
k
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 57,070,000 BRL 7,641,813
16,764,705
Egypt 0.8%
k
Egypt Treasury Bills ,
11/09/21 ..................... 10,800,000 EGP 680,906
12/07/21 ..................... 7,500,000 EGP 467,785
12/14/21 ..................... 10,600,000 EGP 659,602
12/21/21 ..................... 20,000,000 EGP 1,241,648
1/04/22 ...................... 2,600,000 EGP 160,832
1/11/22 ...................... 12,700,000 EGP 784,805
2/15/22 ...................... 5,200,000 EGP 317,220
2/22/22 ...................... 6,000,000 EGP 365,647
3/01/22 ...................... 2,400,000 EGP 145,732
3/22/22 ...................... 5,400,000 EGP 326,048
e
6/14/22 ...................... 3,300,000 EGP 193,801
5,344,026
Japan 2.8%
k
Japan Treasury Bills ,
10/25/21 ..................... 592,100,000 JPY 5,320,486
11/22/21 ..................... 499,550,000 JPY 4,489,260
12/06/21 ..................... 99,100,000 JPY 890,614
12/20/21 ..................... 571,200,000 JPY 5,133,641
3/25/22 ...................... 173,000,000 JPY 1,555,321
17,389,322
Singapore 2.0%
k
Singapore Treasury Bills ,
10/15/21 ..................... 5,300,000 SGD 3,902,892
11/12/21 ..................... 750,000 SGD 552,189
11/19/21 ..................... 11,430,000 SGD 8,414,914
12,869,995
Total Foreign Government and Agency Securities (Cost $55,875,561) ..............
53,521,298
Industry Shares
Money Market Funds 3.8%
United States 3.8%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 24,227,041 24,227,041
Total Money Market Funds (Cost $24,227,041) ..................................
24,227,041
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 162,000 162,000

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BNP
Paribas SA, 0.05%, 10/01/21 (Maturity
Value $41,589)
Collateralized by U.S. Treasury Notes,
0.125% - 3%, 9/30/22 - 8/31/26; and
U.S. Treasury Notes, Index Linked,
0.125%, 10/15/24 - 4/15/25 (valued at
$42,421) ..................... 41,589 $ 41,589
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$203,589) ...................................................................
203,589
a a a a a
Total Short Term Investments (Cost $80,306,191 ) ................................
77,951,928
a a a
Total Investments (Cost $616,430,224) 98.9% ...................................
$625,327,679
Options Written (0.0) %
†
......................................................
(499,035)
Other Assets, less Liabilities 1.1% .............................................
7,129,346
Net Assets 100.0% ...........................................................
$631,957,990
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (28,144)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 3,813,000 AUD (27,124)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 624,000 (15,991)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 415,000 (17,425)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 690,000 (20,276)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 447,000 (8,221)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 456,000 (16,059)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.52 MXN, Expires 12/31/21 . 1 1,957,000 (11,096)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 415,000 (4,722)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 1,379,000 $ (10,952)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 99,000 (4,016)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 902,000 (36,594)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 325,000 (1,134)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 1,002,000 (19,884)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 2,222,000 (14,174)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 481,000 (62)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 414,000 (3,274)
(239,148)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 2,932,000 AUD (861)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 11,439,000 AUD (79,775)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 7,793,000 AUD (48,386)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 1,477,000 (505)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 2,189,000 (17,453)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 99,000 (1,041)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 902,000 (9,485)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 456,000 (7,781)

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. Se e Not e 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 778,000 $ (26,659)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,135,000 (48,196)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 465,000 (19,745)
(259,887)
Total Options Written (Premiums received $680,420) ............................
$ (499,035)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $26,213,354, representing 4.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security is on loan at September 30, 2021.
g
Income may be received in additional securities and/or cash.
h
Redemption price at maturity is adjusted for inflation.
i
The coupon rate shown represents the rate at period end.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 7 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI ACWI NTR Index ........................ Short 225 $ 16,399,125 12/17/21 $ 564,610
NASDAQ 100 E-Mini Index ..................... Short 18 5,285,700 12/17/21 250,761
Total Futures Contracts ...................................................................... $815,371
*
As of period end.

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following forward exchange contracts outstanding . See Not e 3.
`
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Mexican Peso ...... CITI Buy 36,742,000 1,784,025 10/01/21 $ — $ (4,368)
Mexican Peso ...... CITI Sell 36,742,000 1,832,884 10/01/21 53,227 —
Chilean Peso ...... GSCO Buy 383,191,856 497,109 10/04/21 — (24,966)
Chilean Peso ...... GSCO Sell 383,191,856 478,183 10/04/21 6,039 —
Chilean Peso ...... JPHQ Buy 672,180,000 911,443 10/04/21 — (83,227)
Chilean Peso ...... JPHQ Sell 672,180,000 851,831 10/04/21 23,615 —
Indian Rupee ...... JPHQ Buy 113,941,400 1,555,387 10/07/21 — (19,924)
Indian Rupee ...... CITI Buy 110,703,100 1,511,150 10/08/21 — (19,573)
Indian Rupee ...... JPHQ Buy 147,383,500 2,011,787 10/08/21 — (25,989)
Indian Rupee ...... CITI Buy 133,442,300 1,820,868 10/12/21 — (24,092)
Indian Rupee ...... HSBK Buy 133,568,000 1,777,872 10/12/21 20,596 —
Mexican Peso ...... CITI Buy 24,309,000 1,209,373 10/12/21 — (33,366)
Mexican Peso ...... CITI Sell 24,309,000 1,203,994 10/12/21 27,987 —
Chilean Peso ...... JPHQ Buy 1,529,700,000 1,976,995 10/13/21 — (93,492)
Euro ............. DBAB Sell 1,631,199 16,628,116 SEK 10/13/21 10,276 —
Euro ............. JPHQ Sell 2,075,512 21,150,000 SEK 10/13/21 12,234 —
Chilean Peso ...... GSCO Buy 627,450,000 842,158 10/14/21 — (69,645)
Chinese Yuan ...... HSBK Buy 21,550,930 3,242,277 10/15/21 96,863 —
Euro ............. DBAB Sell 1,229,043 12,471,100 SEK 10/18/21 1,074 —
Euro ............. DBAB Sell 999,137 10,071,000 NOK 10/19/21 — (5,651)
Euro ............. DBAB Sell 1,228,668 12,471,100 SEK 10/19/21 1,490 —
Euro ............. JPHQ Sell 1,343,210 13,536,100 NOK 10/19/21 — (7,946)
Euro ............. HSBK Sell 2,803,568 353,684,074 JPY 10/25/21 — (70,439)
Japanese Yen ...... HSBK Sell 356,839,209 2,803,568 EUR 10/25/21 42,086 —
Chilean Peso ...... JPHQ Buy 1,449,610,000 1,834,677 10/29/21 — (51,966)
Mexican Peso ...... CITI Sell 36,742,000 1,825,055 11/01/21 53,006 —
Euro ............. HSBK Sell 8,800,167 13,108,381 CAD 11/03/21 147,162 —
Euro ............. JPHQ Sell 1,867,303 2,771,610 CAD 11/03/21 23,451 —
Chilean Peso ...... GSCO Buy 622,741,855 804,594 11/04/21 — (39,109)
Chilean Peso ...... GSCO Buy 552,968,936 711,635 11/05/21 — (31,972)
Indian Rupee ...... CITI Buy 82,812,900 1,087,211 11/10/21 23,006 —
Australian Dollar .... DBAB Sell 3,330,000 2,448,675 11/16/21 41,812 —
Australian Dollar .... MSCO Sell 3,379,000 2,481,166 11/16/21 38,886 —
Mexican Peso ...... CITI Sell 59,491,000 2,942,914 11/16/21 80,265 —
Chinese Yuan ...... JPHQ Buy 14,973,410 2,295,176 11/22/21 17,749 —
Japanese Yen ...... CITI Buy 70,330,000 641,807 11/24/21 — (9,656)
Chilean Peso ...... GSCO Buy 967,151,740 1,229,675 11/30/21 — (43,364)
Mexican Peso ...... CITI Sell 36,742,000 1,768,142 12/01/21 4,211 —
Russian Ruble ..... JPHQ Buy 14,536,100 193,132 12/06/21 4,444 —
Russian Ruble ..... MSCO Buy 200,145,100 2,662,035 12/06/21 58,358 —
Russian Ruble ..... JPHQ Buy 26,883,800 358,498 12/07/21 6,818 —
Russian Ruble ..... DBAB Buy 190,779,900 2,562,679 12/09/21 28,483 —
Chinese Yuan ...... CITI Buy 30,403,810 4,673,339 12/10/21 16,344 —
Chinese Yuan ...... JPHQ Buy 11,668,020 1,804,742 12/10/21 — (4,990)
Russian Ruble ..... DBAB Buy 122,261,200 1,647,334 12/10/21 12,797 —
Chinese Yuan ...... BOFA Buy 23,581,730 3,623,443 12/13/21 13,061 —
Chinese Yuan ...... JPHQ Buy 29,990,050 4,637,008 12/13/21 — (12,285)
Euro ............. DBAB Sell 3,297,950 33,256,202 SEK 12/13/21 — (23,493)
Chilean Peso ...... GSCO Buy 1,481,871,479 1,897,160 12/15/21 — (81,938)
Chinese Yuan ...... HSBK Buy 21,692,020 3,352,242 12/15/21 — (7,696)
Euro ............. DBAB Sell 644,735 6,569,400 SEK 12/15/21 3,167 —

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 23 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... HSBK Buy 133,941,730 1,815,667 12/15/21 $ — $ (26,624)
Mexican Peso ...... MSCO Sell 22,585,285 1,109,150 12/15/21 26,864 —
Russian Ruble ..... DBAB Buy 182,569,600 2,405,993 12/15/21 69,949 —
Euro ............. DBAB Sell 3,461,912 35,026,930 SEK 12/16/21 — (11,330)
New Zealand Dollar . JPHQ Buy 3,950,000 2,817,776 12/20/21 — (93,412)
New Zealand Dollar . BOFA Buy 1,200,000 847,140 12/21/21 — (19,494)
New Zealand Dollar . CITI Buy 1,410,000 999,197 12/21/21 — (26,712)
New Zealand Dollar . JPHQ Buy 1,410,000 996,857 12/21/21 — (24,373)
Chilean Peso ...... GSCO Buy 809,130,000 1,093,568 12/23/21 — (103,151)
Japanese Yen ...... BNDP Buy 317,077,140 2,883,290 12/23/21 — (31,940)
Chilean Peso ...... GSCO Buy 201,220,000 252,814 12/28/21 — (6,624)
Euro ............. UBSW Sell 943,744 1,125,247 1/07/22 29,637 —
Chinese Yuan ...... CITI Buy 19,903,590 3,032,235 1/12/22 29,642 —
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,589,421 1/13/22 — (47,575)
Chilean Peso ...... GSCO Buy 383,191,856 474,247 1/14/22 — (6,124)
Euro ............. DBAB Sell 1,021,756 10,392,587 SEK 1/18/22 2,503 —
Euro ............. JPHQ Sell 1,358,643 13,824,100 NOK 1/21/22 2,054 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,471,948 1/27/22 37,663 —
Euro ............. HSBK Sell 2,944,284 4,364,636 CAD 2/03/22 25,356 —
Euro ............. JPHQ Sell 1,863,468 2,771,610 CAD 2/03/22 23,300 —
Chilean Peso ...... GSCO Buy 712,184,411 901,956 2/11/22 — (34,059)
Euro ............. JPHQ Sell 2,339,856 3,450,000 CAD 2/14/22 4,774 —
Euro ............. JPHQ Sell 4,768,813 5,672,312 2/23/22 130,819 —
Euro ............. DBAB Sell 1,877,412 2,211,479 2/28/22 29,652 —
Russian Ruble ..... JPHQ Buy 46,043,900 612,826 3/03/22 2,574 —
Russian Ruble ..... MSCO Buy 123,931,100 1,649,336 3/03/22 7,067 —
Chinese Yuan ...... BOFA Buy 19,668,730 3,007,359 3/09/22 5,204 —
Russian Ruble ..... DBAB Buy 121,099,600 1,609,524 3/11/22 6,852 —
Japanese Yen ...... CITI Buy 230,199,313 2,092,759 3/14/22 — (21,020)
Euro ............. DBAB Sell 690,203 7,070,900 NOK 3/15/22 4,987 —
Euro ............. DBAB Sell 1,021,040 10,392,550 SEK 3/16/22 2,412 —
Euro ............. JPHQ Sell 1,321,536 13,536,100 NOK 3/16/22 9,194 —
Japanese Yen ...... MSCO Buy 197,574,700 1,799,373 3/22/22 — (21,129)
Australian Dollar .... CITI Sell 2,121,000 1,534,650 3/28/22 713 —
Japanese Yen ...... CITI Buy 177,926,070 1,622,303 3/28/22 — (20,824)
Euro ............. DBAB Sell 653,864 6,689,000 NOK 4/01/22 3,153 —
Euro ............. JPHQ Sell 11,741,488 120,073,113 NOK 4/01/22 51,840 —
Euro ............. HSBK Sell 2,938,382 4,364,673 CAD 5/03/22 24,862 —
Euro ............. JPHQ Sell 1,860,245 2,772,415 CAD 5/03/22 23,006 —
Chilean Peso ...... GSCO Buy 681,736,936 859,498 5/11/22 — (35,355)
Euro ............. DBAB Sell 648,944 6,561,800 SEK 6/15/22 — (4,451)
Euro ............. DBAB Sell 1,059,287 10,786,400 NOK 6/16/22 — (4,735)
Euro ............. DBAB Sell 851,288 8,716,000 NOK 6/20/22 1,442 —
Euro ............. DBAB Sell 3,438,599 35,502,500 NOK 6/22/22 39,202 —
Total Forward Exchange Contracts ................................................... $1,463,228 $(1,328,079)
Net unrealized appreciation (depreciation) ............................................ $135,149
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
Templeton Global Balanced Fund
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
 At September 30, 2021, the Fund had 2.0% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
3. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
6. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $57,777,120 $189,240,103 $(222,790,182) $— $— $24,227,041 24,227,041 $2,295
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $54,100,000 $(53,938,000) $ — $ — $162,000 162,000 $102
Total Affiliated Securities ... $57,777,120 $243,340,103 $(276,728,182) $— $— $24,389,041 $2,397

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 1,395,748 $ — $ 1,395,748
China ............................... 3,837,093 16,419,056 — 20,256,149
France .............................. — 3,882,443 — 3,882,443
Germany ............................ 14,473 16,575,171 — 16,589,644
Hong Kong ........................... — 10,013,372 — 10,013,372
India ................................ — 9,198,740 — 9,198,740
Ireland .............................. 4,336,364 — — 4,336,364
Japan ............................... — 26,015,129 — 26,015,129
Luxembourg .......................... — 3,602,094 — 3,602,094
Netherlands .......................... — 9,566,441 — 9,566,441
Singapore ............................ 2,896,305 — — 2,896,305
South Africa .......................... — — —
a
—
South Korea .......................... — 9,640,401 — 9,640,401
Spain ............................... — 4,041,373 — 4,041,373
Switzerland ........................... — 4,073,199 — 4,073,199
Taiwan .............................. — 12,094,311 — 12,094,311
United Kingdom ....................... 3,552,951 59,050,122 — 62,603,073
United States ......................... 182,039,897 — — 182,039,897
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 159,061,775 — 159,061,775
U.S. Government and Agency Securities ....... — 4,988,755 — 4,988,755
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 1,080,538 — 1,080,538
Short Term Investments ................... 24,389,041 53,562,887 — 77,951,928
Total Investments in Securities ........... $221,066,124 $404,261,555
b
$— $625,327,679
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,463,228 $ — $ 1,463,228
Futures contracts ........................ 815,371 — — 815,371
Restricted Currency (ARS) ................. — 143,500 — 143,500
Total Other Financial Instruments ......... $815,371 $1,606,728 $— $2,422,099
Receivables:
Interest (ARS) ........................... $— $314,335 $— $314,335
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 499,035 $ — $ 499,035
Forward exchange contracts ................ — 1,328,079 — 1,328,079
Total Other Financial Instruments ......... $— $1,827,114 $— $1,827,114
Payables:
Deferred Tax (ARS) ....................... $— $388 $— $388
a
Includes securities determined to have no value at September 30, 2021.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2021, the reconciliation is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
b
Includes foreign securities valued at $185,567,600, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a A a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
South Africa .. 8,631
c
848 — — — 256,877 — (266,356) —
c
(266,356)
Foreign
Government
and Agency
Securities :
Argentina .... 11,467,470 — — — (11,467,470) — — — — —
Escrows and
Litigation Trusts — —
d
(3,643) — — — 3,643 — —
c
—
Short Term
Investments .. 761,069 — — — (761,069) — — — — —
Total Investments in
Securities ....... $12,237,170 $848 $(3,643) $— $(12,228,539) $256,877 $3,643 $(266,356) $— $(266,356)
Other Financial Instruments:
Restricted Currency
(ARS) ......
$800 $— $— $— $(800) $— $— $— $— $—
Receivables:
Interest (ARS) .
$234,213 $— $— $— $(234,213) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$118,056 $— $— $— $(118,056) $— $— $— $— $—
Deferred Tax (ARS)
$524 $— $— $— $(524) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
TRY
Turkish Lira
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.